General information	12 Months Ended
Dec. 31, 2024
General Information [Abstract]
General information	General information
Patria Investments Limited (the “Company”) was established on July 6, 2007, in Bermuda and transferred its registration and domicile by way of registration by continuation to the Cayman Islands on October 12, 2020. The Company transferred its headquarters from Bermuda to the Cayman Islands on the same date. Since then, the Company’s obligations, whether legal, regulatory, or financial, are in accordance with the applicable laws and regulations of the Cayman Islands.
On January 21, 2021, the Company completed its initial public offering (“IPO”) registration. The shares offered and sold in the IPO were registered under the Securities Act of 1933, as amended, according to the Company’s Registration Statement on Form F-1 (Registration N° 333-251823). The common shares began trading on the Nasdaq Global Select Market (“NASDAQ-GS”) on January 22, 2021, under the symbol “PAX”.
The Company is a public holding company controlled by Patria Holdings Limited (the “Parent”), which held 53.76% of the Company’s common shares as of December 31, 2024 (December 31, 2023: 55.36%). The Parent is ultimately controlled by a group of individuals.
The Company and its subsidiaries (collectively, the “Group”) are a private markets investment firm focused on investing globally. Since 1994 the Group has expanded from its initial flagship private equity funds to other investment products, such as:

Investment product	Description

Infrastructure development funds	a private equity approach applied to infrastructure assets. In conjunction with experts from the energy sector, the Group acquired Tria Energy during 2024, a company engaged in energy trading in Brazil (refer to note 30), with the aim to grow its infrastructure vertical.
Co-investment funds	focused on companies from their flagship funds.
Global private market solutions	increased during 2024 with the carve-out acquisition of Aberdeen Plc (“GPMS”) during April 2024 – refer to note 30.
Credit funds	increased through business combination in 2021 with Moneda Asset Management SpA (“MAM I”) and Moneda II SpA (“MAM II”) (collectively “Moneda”).
Real estate funds
increased in 2022 to 2024 with the:
•controlling acquisition of VBI Real Estate Gestão de Carteiras S.A.(“VBI”);
•controlling acquisition of Patria Asset Management (“PAM”) in partnership with Bancolombia to expand real estate capabilities into Colombia – note 30;
•acquisition of Credit Suisse’s Real Estate business (“CSHG”) during May 2024 – refer to note 30; and
•acquisition of Nexus, a real estate business in Colombia, during July 2024 – refer to note 30.

Venture capital and growth funds
•through business combination in 2022 with Igah Partners LLC (“Igah Ventures”) and PEVC I General Partner IV, Ltd. (“Igah IV”) and Igah Carry Holding Ltd (collectively “Igah”), and
•during 2023 (refer to note 30) Kamaroopin Gestora de Recursos Ltda. (“Kamaroopin Ltda”) and Hanuman GP Cayman, LLC (collectively “Kamaroopin”).

The Group’s operations include investment offices in Montevideo (Uruguay), São Paulo (Brazil), Bogota (Colombia), Medellín (Colombia), Edinburgh (Scotland - United Kingdom), and Santiago (Chile), as well as client-coverage offices in New York (United States), London (United Kingdom), Dubai (United Arab Emirates) and Hong Kong (People's Republic of China) to cover the investor base of its underlying investment products, in addition to its corporate business and management office in Grand Cayman (Cayman Islands).
The Group’s main executive office is located at 60 Nexus Way, 4th floor, Camana Bay, Grand Cayman, Cayman Islands.
Going concern
Considering that the Group has access to sufficient resources to settle liabilities as they become due, no material uncertainties exist that may cast significant doubt regarding the Company’s and Group’s ability to continue as a going concern. As such the use of going concern basis of accounting is considered appropriate. The Group’s current liabilities exceeded its current assets as of December 31, 2024. This position results from the recognition of payables from business combinations concluded for the year ended December 31, 2024. The settlement of the acquisition payables will take place through continuing cash generation from operations, the issue of Class A common shares of the Company, cash collections of outstanding accounts receivable and, if required, additional bank borrowings and credit limits.
These consolidated financial statements for the years ended December 31, 2024, and 2023 include the financial information regarding the Company and its subsidiaries, as described in note 5.